Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our Board of Directors and compensation committee do not take material nonpublic information into account when determining the timing and terms of equity grants. We do not have a policy or practice to time equity grants based on the release of material non-public information. We did not grant stock options or stock appreciation rights to any of our named executive officers in fiscal year 2026.

Award Timing Method	We did not grant stock options or stock appreciation rights to any of our named executive officers in fiscal year 2026.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false